Significant Accounting Policies	12 Months Ended
Jun. 30, 2025
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements and related notes have been prepared in accordance with generally accepted accounting principles in the United Stated of America (“US GAAP”) and have been consistently applied. The accompanying consolidated financial statements include the financial statements of the Company and its majority-owned and controlled subsidiaries. All significant inter-company transactions and balances have been eliminated upon consolidation.

Going Concern Consideration

As of June 30, 2025, the Company had a negative cash flow from operating activities of $4,894,319; As of June 30, 2024, the Company had a negative working capital of $573,804 and accumulated deficit of $1,153,912. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. Therefore, the Company may be unable to realize its assets and discharge its liabilities in the normal course of business.

The Company meets its day-to-day working capital requirements through its bank facilities. Most of the bank borrowings as of June 30, 2025 that are repayable within the next 12 months are subject to renewal and the management is confident that these borrowings can be renewed upon expiration based on the Company’s past experience and credit history.

To strengthen the Company’s liquidity in the foreseeable future, the Company has taken the following measures:

(i)	Negotiating with banks in advance for renewal and obtaining new banking facilities;

(ii)	Taking various cost control measures to tighten the costs of operations;

(iii)	Speeding up production cycle and shortening the delivery term to improve receivable turnover; and

(iv)	Implementing various strategies to enhance sales and profitability.

The management has a reasonable expectation that the Company will have adequate resources to continue in operational existence for the foreseeable future.

Use of Estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and the accompanying notes. Such estimates include, but are not limited to, allowances for doubtful accounts, inventory valuation, useful lives of property and equipment, intangible assets, and income taxes related to realization of deferred tax assets and uncertain tax position. Actual results could differ from those estimates.

Foreign Currency Translation

The financial records of the Company’s subsidiaries in the PRC are maintained in their local currencies which are Chinese Yuan (“RMB”). Monetary assets and liabilities denominated in currencies other than their local currencies are translated into local currencies at the rates of exchange in effect at the consolidated balance sheet dates. Transactions denominated in currencies other than their local currencies during the year are converted into local currencies at the applicable rates of exchange prevailing when the transactions occur. Transaction gains and losses are recorded in operating income (expense), net in the consolidated statements of income and comprehensive income.

Xinxu Group maintained its financial record using the United States dollar (“US dollar” or “USD”) as the functional currency, while the subsidiaries of the Company in Hong Kong and mainland China maintained their financial records using RMB as the functional currencies. The reporting currency of the Company is US dollars. When translating local financial reports of the Company’s subsidiaries into US dollars, assets and liabilities are translated at the exchange rates at the consolidated balance sheet date, equity accounts are translated at historical exchange rates and revenue, expenses, gains and losses are translated at the average rate for the period. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the consolidated statements of income and comprehensive income.

The relevant exchange rates are listed below:

	For the Fiscal Years Ended June 30,
	2025	2024	2023
Period Ended RMB: USD exchange rate	7.1636	7.2672	7.2513
Period Average RMB: USD exchange rate	7.2143	7.2248	6.9536

Cash

Cash primarily consists of cash on hand, cash accounts, and interest-bearing saving accounts with financial institutions which are unrestricted as to withdrawal and use.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivables are recognized and carried at the original invoiced amount less an estimated allowance for uncollectible accounts. The Company usually determines the adequacy of reserves for doubtful accounts based on individual account analysis and historical collection trends. The Company establishes a provision for doubtful receivables when there is objective evidence that the Company may not be able to collect due amounts. The allowance is based on management’s best estimates of specific losses on individual exposures, as well as a provision on historical trends of collections. Based on management of customers’ credit and ongoing relationship, management makes conclusions whether any balances outstanding at the end of the period will be deemed uncollectible on an individual basis and on an aging analysis basis. The provision is recorded against accounts receivables balances, with a corresponding charge recorded in the consolidated statements of income and comprehensive income. Delinquent account balances are written off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable.

Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is principally determined using the weighted-average method. The Company records adjustments to inventory for excess quantities, obsolescence or impairment when appropriate to reflect inventory at net realizable value. These adjustments are based upon a combination of factors including current sales volume, market conditions, lower cost or market analysis and the expected realizable value of the inventory.

Advances to Suppliers

Advances to suppliers refer to advances for purchase of materials or other service agreements, which are applied against accounts payable when the materials or services are received.

The Company reviews a supplier’s credit history and background information before advancing payment. If the financial condition of its suppliers were to deteriorate, resulting in an impairment of their ability to deliver goods or provide services, the Company would write off such amount in the period when it is considered impaired. For the fiscal years ended June 30, 2025, the Company had provision adjustment for advances to suppliers in the amount of $307,463. For the fiscal year ended June 30, 2024 and 2023, the Company had provision reversal for advances to suppliers in the amount of $180,009 and $0, respectively.

Other Receivables

Other receivables mostly refer to the interest income earned but not received from the loan receivable that Company had with the third-party borrower. The interest receivable would be collected at the time the loan receivable was due from the third party.

Other Current Assets

Other current assets are related to VAT input tax credit to be certified by the PRC tax authorities to be qualified for future deduction against VAT output tax liability.

Deferred Revenues

Deferred revenue refers to a deferred government grant in relation to purchase of land use rights. This grant is amortized on a straight-line basis over a 50-year period starting from April 2013.

Long-term Deferred Expenses

Long-term deferred expenses refer to deferred repair and maintenance fees for buildings and manufacturing equipment.

Advances from Customers

Advances from customers refer to advances received from customers regarding product sales, which are applied against revenue when performance obligations are satisfied.

Property and Equipment, net

Property and equipment are recorded at cost less accumulated depreciation. Depreciation commences upon placing the asset in use and is recognized on a straight-line basis over the estimated useful lives of the assets with 5% of residual value, as follows:

Useful lives
Buildings	20 years
Machinery and equipment	10 years
Transportation vehicles	5 – 10 years
Office equipment	3 – 5 years
Electronic equipment	3 – 5 years

Expenditures on maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of income and other comprehensive income in other income or expenses.

Land Use Rights

Intangible assets consist of land use rights. Under the PRC law, all land in the PRC is owned by the government and cannot be sold to an individual or company. The government grants individuals and companies the right to use parcels of land for specified periods of time. These land use rights are sometimes referred to informally as “ownership.” Land use rights are stated at the cost less accumulated amortization. Intangible assets are amortized using the straight-line method with the following estimated useful lives:

Useful lives
Land use rights	50 years

Impairment of Long-lived Assets

The Company’s management reviews the carrying values of long-lived assets whenever events and circumstances, such as a significant decline in the asset’s market value, obsolescence or physical damage affecting the asset, significant adverse changes in the assets use, deterioration in the expected level of the assets performance, cash flows for maintaining the asset are higher than forecast, indicate that the net book value of an asset may not be recovered through expected future cash flows from its use and eventual disposition. If the estimated cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value.

There was no impairment charge recognized for long-lived assets for the fiscal years ended June 30, 2025 and 2024.

Fair Value Measurement

Fair Value Measurements and Disclosures require disclosure of the fair value of financial instruments held by the Company. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of input used to measure fair value are as follows:

●	Level 1 inputs to the valuation methodology are quoted prices for identical assets or liabilities in active markets.

●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets in inactive markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

●	Level 3 inputs to the valuation methodology use one or more unobservable inputs which are significant to the fair value measurement. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

For the Company’s financial instruments, including cash, loan receivables, accounts receivable, other receivables, other current assets, accounts payable, other current liabilities, due to related parties, and short-term borrowings, the carrying amounts approximate their fair values due to their short maturities as of June 30, 2025 and 2024.

Value-added Tax (“VAT”)

Sales revenue represents the invoiced value of goods, net of VAT. All the Company’s products that are sold in the PRC are subject to a VAT on the gross sales price. The Company is subject to a VAT rate of 17% before May 1, 2018, 16% on and after May 1, 2018, and a new VAT rate of 13% effective on April 1, 2019. The VAT may be offset by VAT paid by the Company on raw materials and other materials included in the cost of producing or acquiring its finished products.

Revenue Recognition

The Company generates its revenues mainly from (1) sales of self-manufactured copper products, such as T2 purple copper bars, tin-plated copper bars, copper rods, and electrolytic copper, to third-party customers, who are mainly distributors and retailers; (2) resales of copper materials, primarily electrolytic copper; and (3) service income for processing copper bars as per customer’s requirements. The Company follows Financial Accounting Standards Board (FASB) ASC 606 and accounting standards updates (“ASU”) 2014-09 for revenue recognition. On July 1, 2018, the Company early adopted ASU 2014-09, which is a comprehensive new revenue recognition model that requires revenue to be recognized in a manner to depict the transfer of goods or services to a customer at an amount that reflects the consideration expected to be received in exchange for those goods or services. The Company considers revenue realized or realizable and earned when all the five following criteria are met: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when (or as) the entity satisfies a performance obligation.

For sales of self-manufactured copper products, the Company considers the customer purchase agreement to be the contract with a customer. As part of its consideration of the contract, the Company evaluates certain factors including the customer’s ability to pay (or credit risk). For each contract, the Company considers the promise to transfer products, each of which is distinct, to be the identified performance obligations. In determining the transaction price, the Company evaluates whether the price is subject to a refund or adjustment to determine the net consideration to which the Company expects to be entitled. There were no refund claims for defective products. Prices are determined based on negotiations with the Company’s customers and are not subject to adjustment. Revenue is recognized at a point in time when control of the products is transferred to the customer (i.e., when the Company’s performance obligation is satisfied at a point in time), which typically occurs at delivery acceptance by the customer. In the principal versus agent consideration, since no third party is involved in transactions, the Company is a principal.

For the resale of copper materials, the Company considers customer purchase agreement to be the contract with a customer. As part of its consideration of the contract, the Company evaluates certain factors including the customer’s ability to pay (or credit risk). For each contract, the Company considers the promise to transfer products, each of which is distinct, to be the identified performance obligations. In determining the transaction price, the Company evaluates whether the price is subject to a refund or adjustment to determine the net consideration to which the Company expects to be entitled. The Company analyzed historical refund claims for defective products and concluded that they have been immaterial. Prices are determined based on negotiations with the Company’s customers, and once determined, they are not subject to adjustment. Revenue is recognized at a point in time when control of the products is transferred to the customer (i.e., when the Company’s performance obligation is satisfied at a point in time), which typically occurs at delivery acceptance by the customer. In the principal versus agent consideration, (1) the Company is primarily responsible for fulfilling the performance obligations; (2) the Company has inventory risk before the products are transferred to the customer; and (3) the Company has discretion in establishing price for the products, and therefore, the Company is a principal.

For processing service income, the Company considers the service agreement to be a contract with a customer. The Company’s obligations are to process copper bars as per the customer’s requirements and transfer processed products to the customer. Prices are determined based on negotiations with the customers and are not subject to adjustment. Revenue is recognized when control of the processed products is transferred to the customer, which typically occurs at delivery acceptance. The Company is a principal since no third party is involved in satisfying the Company’s performance obligations.

Revenues are reported net of all value added taxes. As the Company’s standard payment terms are less than one year, the Company has elected the practical expedient under ASC 606-10-32-18 to not assess whether a contract has a significant financing component. The Company allocates the transaction price to each distinct product based on their relative standalone selling price.

Cost of Revenue

Cost of revenue are costs that are related to the products that the Company sells, and the service the Company provides, which is mainly composed of direct costs, such as labour and raw materials, and manufacturing costs, such as supplementary materials, warehouse utilities, and repair and maintenance costs.

Government Grant

Government grants are compensations for the purpose of giving immediate financial support to the Company according to the government’s policy. The government evaluates the Company’s eligibility for the grants on a consistent basis and then makes the payment. Therefore, there are no restrictions on the grants.

Government grants are recognized when received and all the conditions for their receipt have been met. The grants received were $825,799, $276,073 and $8,887 for the fiscal years ended June 30, 2025, 2024 and 2023, respectively, which were included in other income.

R&D Costs

R&D activities are directed toward the development of new products as well as improvements in existing processes. These costs, which primarily include salaries and supplies, are expensed as incurred.

Shipping and Handling Costs

Shipping and handling costs are expensed when incurred and are included in selling and marketing expenses. Shipping and handling costs were $114,558, $58,120 and $81,789 for the fiscal years ended June 30, 2025, 2024 and 2023, respectively, which were included in selling and marketing expenses.

Income Taxes

The Company accounts for income taxes using the asset and liability method whereby it calculates deferred tax assets or liabilities for temporary differences between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carry forwards and credits by applying enacted tax rates applicable to the years in which those temporary differences are expected to be reversed or settled. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. The components of the deferred tax assets and liabilities are individually classified as non-current amounts.

The Company records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process whereby (1) the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

To the extent applicable, the Company records interest and penalties as other expenses. All the tax returns of the Company’s PRC subsidiaries remain subject to examination by PRC tax authorities for five years from the date of filing. The fiscal year for tax purposes in PRC is December 31. Accordingly, the PRC entities’ tax years from 2020 to 2024 remain subject to examination by the tax authorities. There were no ongoing examinations by tax authorities as of June 30, 2025.

The Company and its subsidiaries are not subject to U.S. tax laws and local state tax laws. The Company’s income and that of its related entities must be computed in accordance with Chinese and foreign tax laws, as applicable, and all of which may be changed in a manner that could adversely affect the amount of distributions to shareholders. There can be no assurance that Income Tax Laws of PRC will not be changed in a manner that adversely affects shareholders. Any such change could increase the amount of tax payable by the Company, reducing the amount available to pay dividends to the holders of the Company’s ordinary shares.

Statutory Reserves

Pursuant to Chinese Company law applicable to foreign investment companies, the Company’s PRC subsidiaries are required to maintain statutory surplus reserves. In case there’s no accumulated deficit, the statutory surplus reserves are to be appropriated from net income after taxes and should be at least 10% of the after-tax net income determined in accordance with accounting principles and relevant financial regulations applicable to PRC enterprises (“Non-US GAAP”). If there’s an accumulated deficit, the appropriation is not applicable until the deficit is compensated using net income. The Company has an option of not appropriating the statutory surplus reserve after the statutory surplus reserve is equal to 50% of the subsidiary’s registered capital. Statutory surplus reserves are recorded as a component of shareholders’ equity.

Under PRC laws and regulations, statutory surplus reserves are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company and are not distributable other than upon liquidation. The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor allowed for distribution except under liquidation.

Earnings Per Share

Earnings (loss) per share is calculated in accordance with ASC 260 Earnings per Share. Basic earnings (loss) per share is computed by dividing the net income (loss) attributable to shareholders of the Company by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share are computed in accordance with the treasury stock method and based on the weighted average number of ordinary shares and dilutive common share equivalents. Dilutive common share equivalents are excluded from the computation of diluted earnings per share if their effects would be anti-dilutive. There were no dilutive ordinary share equivalents outstanding during the fiscal years ended June 30, 2025, 2024 and 2023.

Comprehensive income/(loss)

Comprehensive income/(loss) is defined as the changes in shareholders’ equity during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive income or loss is reported in the consolidated statements of comprehensive income/(loss). Accumulated other comprehensive income/(loss), as presented on the accompanying consolidated balance sheets, consists of accumulated foreign currency translation adjustments.

Dividends

Dividends are recognized when declared. No dividends were declared for the years ended June 30, 2025, 2024 and 2023, respectively. The Company does not have any present plan to pay any dividends on ordinary shares in the foreseeable future and currently intends to retain the available funds and any future earnings to operate and expand the business.

Certain Risks and Concentration

Exchange Rate Risks

The Company operates in PRC, which may give rise to significant foreign currency risks mainly from fluctuations and the degree of volatility of foreign exchange rates between the USD and the RMB.

Currency Convertibility Risks

Substantially all the Company’s operating activities are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with other information such as suppliers’ invoices, shipping documents and signed contracts.

Concentration of Credit Risks

Financial instruments that potentially subject the Company to the concentration of credit risks consist primarily of cash, and notes receivable. The Company places its cash in good credit quality financial institutions in Hong Kong and PRC. The concentration of credit risks with respect to accounts receivable is linked to the concentration of revenue. To manage credit risk, the Company performs ongoing credit evaluations of customers’ financial condition.

Interest Rate Risks

The Company is subject to interest rate risk. The Company has bank interest bearing loans charged at variable interest rates. And although some bank interest bearing loans are charged at fixed interest rates within the reporting period, the Company is still subject to the risk of adverse changes in the interest rates charged by the banks when these loans are refinanced.

Risks and Uncertainties

The operations of the Company are in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Although the Company has not experienced losses from these situations and believes that it is following existing laws and regulations including its organization and structure disclosed in Note1, this may not be indicative of future results.

Liquidity Risks

The Company’s primary sources of liquidity consist of existing cash balances, cash flows from the Company’s operating activities and availability under its loan arrangements with local banks. The Company’s ability to generate sufficient cash flows from its operating activities is primarily dependent on its sales and resales of copper products to our customers, and processing copper bars for our customers, at margins sufficient to cover fixed and variable expenses.

As of June 30, 2025, and 2024, the Company had cash of $188,550 and $573,839, respectively. The Company believes that its current cash, cash to be generated from its operations and access to loans from related parties will be sufficient to meet its working capital needs for at least the next twelve months. However, the Company does not have any amounts committed to be provided by its related parties and the Company does not believe its working capital needs will be negatively impacted without such funds provided by related parties. The Company is also not dependent upon this offering to meet its liquidity needs for the next twelve months. However, the Company plans to expand our business to strengthen its position and implement its growth strategies in existing and prospective markets. To do so, the Company will need more capital through equity financing to increase its production and meet market demands.

Recent Accounting Pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASU”). Management periodically reviews new accounting standards that are issued.

Recently adopted Accounting Standards

In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes, which removes specific exceptions to the general principles in Topic 740 and to simplify accounting for income taxes. The guidance is effective for public business entities for fiscal years beginning after December 15, 2020, and for interim periods within those fiscal years. Effective July 1, 2021, the Company adopted this new standard on a retrospective basis, and this update did not have a material impact on the Company’s consolidated financial position, results of operations and cash flows.

In January 2020, the FASB issued ASU 2020-01, Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815): Clarifying the Interactions between Topic 321, Topic 323, and Topic 815, which clarifies the interaction of the accounting for equity investments under Topic 321 and investments accounted for under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. The guidance is effective for public business entities for fiscal years beginning after December 15, 2021, and for interim periods within those fiscal years. Effective July 1, 2021, the Company early adopted this new standard on a retrospective basis, and this update did not have a material impact on the Company’s consolidated financial position, results of operations and cash flows.

Other accounting standards that have been issued by the FASB or other standards-setting bodies are not expected to have a material effect on the Company’s financial position, result of operations or cash flows.